Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity
13.	Stock-Based Compensation

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	—
Granted	6,632,387	3.68
Exercised	—	—
Cancelled/forfeited	(469,181)	5.32
Outstanding as of September 30, 2022	6,163,206	$3.56	9.55	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	31,962,921	$2.81	7.77	$86,075
Granted	—
Exercised	(1,606,795)	2.52		3,658
Cancelled/forfeited	(5,083,652)	2.57
Outstanding as of September 30, 2022	25,272,474	$2.82	7.17	$74

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	9,526,727	$5.55	8.0	$13,905
Granted	—	—
Exercised	(2,181,335)	2.5		1,678
Cancelled/forfeited	(888,381)	8.04
Outstanding as of September 30, 2022	6,457,011	$6.51	7.99	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	30,402,801	$2.45	8.75	$885
Granted	5,287,031	4.74
Exercised	(2,757,671)	2.30		7,740
Expired/forfeited	(969,240)	3.65
Outstanding as of December 31, 2021	31,962,921	$2.81	7.77	$86,075
Exercisable as of December 31, 2021	14,777,334	$2.51	6.93	$41,622
Vested and expected to vest as of December 31, 2021	26,660,149	$2.73	7.59	$72,705

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	6,490,208	$2.49	9.26	$1,174
Granted	5,516,399	7.82
Exercised	(1,630,925)	2.54		8,807
Expired/Forfeited	(848,955)	2.68
Outstanding as of December 31, 2021	9,526,727	$5.55	8.01	$13,905
Exercisable as of December 31, 2021	3,637,954	$2.95	6.24	$9,364
Vested and expected to vest as of December 31, 2021	7,608,158	$4.81	7.68	$13,896

Schedule of weighted-average assumptions
	September 30, 2022	September 30, 2021
Risk-free interest rate:	2.46%	0.79%
Expected term (in years):	7.16	6.05
Expected volatility:	42.17%	42.10%
Dividend yield:	0.00%	0.00%

	2021	2020
Risk-free interest rate:	0.79%	0.45%
Expected term (in years):	6.05	6.13
Expected volatility:	42.10%	37.25%
Dividend yield:	0.00%	0.00%

	2021	2020
Risk-free interest rate:	1.39%	0.59%
Expected term (in years):	9.06	10
Expected volatility:	35.86%	38.42%
Dividend yield:	0.00%	0.00%

Schedule of stock-based compensation expense
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Research and development	$2,311	$1,879	$7,012	$2,873
Sales and marketing	301	538	926	847
General and administrative	707	2,636	1,855	4,801
	$3,319	$5,053	$9,793	$8,521

	2021	2020
Research and development	$4,001	$941
Sales and marketing	1,185	387
General and administrative	6,159	8,177
	$11,345	$9,505

Restricted stock awards for employee bonus, net	2021	2020
Research and development	$7,613	$—
Sales and marketing	2,310	—
General and administrative	8,694	—
	$18,617	$—